Revenue - Additional Information (Detail) - Transferred at Point in Time [Member] - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Testing Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 700,000	$ 0	$ 1,100,000	$ 0
Pharmaceutical Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	200,000	$ 400,000	$ 200,000	400,000
Professional Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0			$ 0